Business and Credit Concentrations	12 Months Ended
Dec. 31, 2018
Business And Credit Concentrations [Abstract]
Business and Credit Concentrations
(21) Business and Credit Concentrations

(a) Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2018, 2017 and 2016.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2018 and 2017.

Percentage of accounts receivable outstanding (%) December 31, 2018
Hunan Hori New Materials Co., Ltd.	17.7%
Eternal Electronic Material (Guangzhou) Co., Ltd.	12.4%
Eternal Electronic (Suzhou) Co., Ltd.	10.8%
Yunnan Dexin Zhiye Co., Ltd.	10.0%

Percentage of ac coun ts receivable outstanding (%) D ecem ber 31, 2017
Yunnan Dexin Zhiye Co., Ltd.	19.8%
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	16.9%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	10.5%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”) and PetroChina North China Sales Company (“PetroChina”) during the year ended December 31, 2018, 2017 and 2016. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has annual supply agreements with Sinopec Yizheng and PetroChina pursuant to which Sinopec Yizheng and PetroChina have agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng and PetroChina will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied 10% or more of our raw materials for each of the year ended December 31, 2018, 2017 and 2016:

		Percentage of total purchases (%)
Supplier	Item	2018	2017	2016
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	43.3%	40.5%	60.3%
PetroChina Co Ltd North China chemical sales branch	PET resin and Additives	30.3%	0.0%	0.0%
Weifang Power Supply Company.	Electric power	8.4%	10.3%	12.3%

The balance of advance to supplier to Sinopec Yizheng was RMB3,763 (US$547) as of December 31, 2018.

The balance of advance to supplier to Sinopec Yizheng was RMB952 (US$146) as of December 31, 2017.

(c) Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, accounts receivable and other receivables arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company maintains large sums of cash in two major banks in China. The aggregate balance in such accounts as of December 31, 2018 was RMB7,589 (US $1,104). There is no insurance securing these deposits in China. The Company has a diversified customer base, most of which are in China.